Payroll costs, share based payments and management incentive schemes - Non Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions							1 Months Ended			12 Months Ended
	Jun. 17, 2020 shares $ / shares	Jun. 19, 2019 EUR (€) shares	Jun. 14, 2019 shares $ / shares	Jun. 19, 2018 shares $ / shares	Jun. 14, 2018 EUR (€) shares	Jun. 19, 2017 shares $ / shares	May 31, 2020 shares	Jul. 31, 2019 shares	Jun. 30, 2018 shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Jun. 19, 2019 $ / shares	Jun. 14, 2018 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €										€ 9.0		€ 14.9	€ 13.0
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €										€ 9.0		14.9	13.0
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
New awards granted in the period | shares										761,979	761,979
Number of equity instruments exercised (in shares) | shares										1,953,386	1,953,386
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expense from share-based payment transactions with employees | €										€ 0.7		€ 0.9	€ 0.9
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $											$ 100,000
New awards granted in the period | shares	32,140		39,370	32,172		53,498
Share price (in Dollars per share) | $ / shares	$ 21.78					$ 14.38								$ 20.74	$ 17.94
Share based payment charge | €										€ 0.6
Number of equity instruments exercised (in shares) | shares	34,447	44,272			53,498		49,196	2,460	9,375	49,196	49,196	56,250
Reclassification of awards for settlement of tax liabilities | shares	8,656	12,100			12,312					(14,700,000)	(14,700,000)
Exercise price (in dollars per share) | $ / shares	$ 21.78		$ 20.32	$ 18.07
Non-Executive Director | Restricted Shares | Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €		€ 0.1			€ 0.2